UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2005

Check here if Amendment [  ]; Amendment Number:

This Amendment  (Check only one.):  [  ]  is a restatement.
					  [  ]  adds new holding entries

Institutional Investment Manager Filing this Report:

Name:  	Old Dominion Capital Management, Inc.
Address:  	815 East Jefferson Street
		Charlottesville, VA  22902

13F File Number:  28-6195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  	James M. Childress
Title:	Managing Director
Phone:  	434-977-1550
Signature, Place, and Date of Signing:

	James M. Childress	Charlottesville, VA	July 22, 2005

Report Type  (check only one.):

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITES EXCHANGE
ACT OF 1934.
FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:             0

Form 13F Information Table entry total:       58

Form 13F Information Table value total:       $121947



List of other included managers:


No.         13F File Number       Name

FORM 13F INFORMATIONAL TABLE
                                                      VALUE     SHARES  SH/ PUT/ INVSTMT   OTHERVOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS       CUSIP (X$1000)  PRN AMT PRN CALL DSCRETN   MGRS SOLE   SHARED  NONE
7-Eleven                   COM               817826209      2658   87890SH       SOLE                 0       0  87890
Aetna Inc.                 COM              00817Y108       5389   65065SH       SOLE                 0       0  65065
American Eagle Outfitters, COM              02553E106       3221  105110SH       SOLE                 0       0 105110
Amphenol Corp Cl A         CLASS A          032095101       3445   85755SH       SOLE                 0       0  85755
Analog Devices, Inc.       COM              032654105        754   20221SH       SOLE                 0       0  20221
Bank of America CorporationCOM              060505104        482   10569SH       SOLE                 0       0  10569
BB&T Corporation           COM              054937107        712   17816SH       SOLE                 0       0  17816
Berkshire Hathaway B       CLASS B          084670207        245      88SH       SOLE                 0       0     88
BP Amoco                   COM              055622104        450    7220SH       SOLE                 0       0   7220
Bunge Limited              COM              G16962105       3284   51802SH       SOLE                 0       0  51802
Capital One Financial Corp.COM              14040H105        363    4532SH       SOLE                 0       0   4532
Charles Schwab & Co., Inc. COM               808513105       238   21057SH       SOLE                 0       0  21057
Chevrontexaco Corp         COM               166764100       249    4460SH       SOLE                 0       0   4460
Chicos Fashion Inc         COM               168615102      4857  141685SH       SOLE                 0       0 141685
Cisco Systems, Inc.        COM              17275R102        344   18022SH       SOLE                 0       0  18022
Clorox Company             COM               189054109      1575   28275SH       SOLE                 0       0  28275
Cmkm Diamonds Inc          COM               125809103         0  614000SH       SOLE                 0       0 614000
Coca-Cola Company          COM               191216100       382    9159SH       SOLE                 0       0   9159
Constellation Brands       COM              21036P108       3265  110685SH       SOLE                 0       0 110685
Covance Inc.               COM               222816100      3882   86510SH       SOLE                 0       0  86510
Dean Foods Co              COM               242370104      1340   38031SH       SOLE                 0       0  38031
Dell Inc.                  COM               247025109      3146   79733SH       SOLE                 0       0  79733
Devon Energy Corporation   COM              25179M103       3561   70270SH       SOLE                 0       0  70270
Dominion Resources, Inc.   COM              25746U109        202    2758SH       SOLE                 0       0   2758
Donnelley R R & Sons Co    COM              257867101        201    5826SH       SOLE                 0       0   5826
Duke Energy Corporation    COM               264399106      2883   96983SH       SOLE                 0       0  96983
Dun & Bradstreet CorporatioCOM              26483E100       3458   56092SH       SOLE                 0       0  56092
EnCana Corporation         COM              292505104        577   14585SH       SOLE                 0       0  14585
Energen Corp               COM              29265N108       3167   90361SH       SOLE                 0       0  90361
EOG Resources, Inc.        COM              26875P101       3887   68434SH       SOLE                 0       0  68434
Exxon Mobil Corporation    COM              30231G102       2278   39641SH       SOLE                 0       0  39641
First Data Corp.           COM               319963104       516   12848SH       SOLE                 0       0  12848
General Electric Co.       COM               369604103      3191   92084SH       SOLE                 0       0  92084
Guitar Center Inc          COM               402040109      2654   45465SH       SOLE                 0       0  45465
Horseshoe Gold Mining      COM              44075E107          3   10500SH       SOLE                 0       0  10500
Intel Corp.                COM               458140100       614   23600SH       SOLE                 0       0  23600
Johnson & Johnson          COM               478160104       264    4063SH       SOLE                 0       0   4063
L-3 Communications Hldgs   COM               502424104      3073   40130SH       SOLE                 0       0  40130
Markel Corp                COM               570535104      4145   12227SH       SOLE                 0       0  12227
NCR Corporation            COM              62886E108       3128   89055SH       SOLE                 0       0  89055
Nordstrom, Inc.            COM               655664100      3045   44800SH       SOLE                 0       0  44800
Patterson Companies Inc.   COM               703412106      4134   91735SH       SOLE                 0       0  91735
PepsiCo, Inc.              COM               713448108       204    3780SH       SOLE                 0       0   3780
Pfizer, Inc.               COM               717081103       352   12771SH       SOLE                 0       0  12771
Praxair, Inc.              COM              74005P104       3427   73551SH       SOLE                 0       0  73551
Procter & Gamble Company   COM               742718109       880   16682SH       SOLE                 0       0  16682
SPDR Trust                 COM              78462F103       2245   18838SH       SOLE                 0       0  18838
Staples, Inc.              COM               855030102      3655  171663SH       SOLE                 0       0 171663
Sunoco, Inc.               COM              86764P109       3588   31560SH       SOLE                 0       0  31560
Sysco Corporation          COM               871829107      1563   43195SH       SOLE                 0       0  43195
Target Corporation         COM              87612E106       1296   23815SH       SOLE                 0       0  23815
Treehouse Foods Inc        COM              89469A104        209    7330SH       SOLE                 0       0   7330
UnitedHealth Group         COM              91324P102       5162   99010SH       SOLE                 0       0  99010
W.R. Berkley Corp.         COM              084423102       4576  128243SH       SOLE                 0       0 128243
Wachovia Corp.             COM               929903102       596   12011SH       SOLE                 0       0  12011
Wellpoint Inc.             COM              94973H108       4177   59973SH       SOLE                 0       0  59973
Wells Fargo & Co., Inc.    COM               949746101      4346   70570SH       SOLE                 0       0  70570
Wyeth                      COM              983024100        407    9145SH       SOLE                 0       0   9145